Form 5500, Schedule H, Part IV, Line 4(a) - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Form 5500, Schedule H, Part IV, Line 4(a) - Schedule of Delinquent Participant Contributions
Form 5500, Schedule H, Part IV, Line 4(a) - Schedule of Delinquent Participant Contributions

EIN:
04-2052042
Plan Number: 001

Year ended December 31, 2025
	Participant Contributions Transferred Late to Plan	Total That Constitutes Nonexempt Prohibited Transactions			Total Fully Corrected Under VFCP* and PTE 2002-51
		Contributions Not Corrected	Contributions Corrected Outside VFCP*	Contributions Pending Correction in VFCP*
Check here if late participant loan repayments are included:
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2023	$1,487	$—	$—	$—	$1,487

*	Voluntary Fiduciary Correction Program